EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS / (LOSS) PER SHARE [Abstract]
EARNINGS / (LOSS) PER SHARE
25.	EARNINGS / (LOSS) PER SHARE

The calculation of basic earnings / (loss) per share is based on the profit or loss attributable to ordinary equity shareholders of the Group and the weighted average number of ordinary shares outstanding for the years ended December 31, 2024, 2023 and 2022.

Diluted earnings / (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods.

As the Group incurred losses for the years ended December 31, 2024, 2023 and 2022, the potential ordinary shares related to: (i) the outstanding share awards exercisable into approximately 13.9 million, 11.7 million and 10.4 million ordinary shares; (ii) the promissory note convertible into approximately 2.0 million, 3.1 million and 4.1 million ordinary shares; (iii) share options issued in connection with the Norway Acquisition exercisable into approximately 0.4 million, nil and nil ordinary shares; (iv) the Tether Warrant exercisable into approximately 5.2 million, nil and nil ordinary shares; (v) the August and November 2024 convertible senior notes convertible into approximately 36.5 million, nil and nil ordinary shares respectively, were not included in the calculation of dilutive loss per share, as their inclusion would be anti-dilutive.

The following reflects the loss and share data used in the basic and diluted loss per ordinary share computations:

	Years ended December 31,
In thousands of USD, except for the per share data	2024	2023	2022
Loss attributable to ordinary equity shareholders of the Group	(599,151)	(56,656)	(60,366)
Weighted average number of ordinary shares outstanding (thousand shares)	137,426	110,494	108,681
Basic and diluted loss per share (In USD)	(4.36)	(0.51)	(0.56)

Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.